CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions		Total	Debt securities	Equity shares	Total £ million	Total £ million Debt securities	Total £ million Equity shares	Share capital and premium £ million	Other reserves £ million	Other reserves £ million Debt securities	Other reserves £ million Equity shares	Retained profits £ million	Other equity instruments £ million	Non- controlling interests £ million
At 1 January at Dec. 31, 2019		£ 38,899			£ 33,973			£ 2,174	£ 7,250			£ 24,549	£ 4,865	£ 61
Comprehensive income
Profit for the year		1,466			1,023							1,023	417	26
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		113			113							113
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities/ Equity shares			£ (20)	£ (16)		£ (20)	£ (16)			£ (20)	£ (16)
Gains and losses attributable to own credit risk, net of tax		(55)			(55)							(55)
Movements in cash flow hedging reserve, net of tax		(49)			(49)				(49)
Movements in foreign currency translation reserve, net of tax		0
Total other comprehensive (loss) income		(27)			(27)				(85)			58
Total comprehensive (loss) income for the year		1,439			996				(85)			1,081	417	26
Transactions with owners
Dividends (note 36)		(7)										0		(7)
Distributions on other equity instruments		(417)											(417)
Issue of other equity instruments (note 35)		1,070										0	1,070
Repurchases and redemptions of other equity instruments (note 35)												0
Capital contributions received		140			140							140
Return of capital contributions		(4)			(4)							(4)
Changes in non-controlling interests		(2)										0		(2)
Total transactions with owners		780			136							136	653	(9)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0							(16)			16
At 31 December at Dec. 31, 2020		41,118			35,105			2,174	7,181			25,750	5,935	78
Comprehensive income
Profit for the year		5,202			4,826							4,826	344	32
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		1,062			1,062							1,062
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities/ Equity shares			196	1		196	1			196	1
Gains and losses attributable to own credit risk, net of tax		(52)			(52)							(52)
Movements in cash flow hedging reserve, net of tax		(1,958)			(1,958)				(1,958)
Movements in foreign currency translation reserve, net of tax		(19)			(19)				(19)
Total other comprehensive (loss) income		(770)			(770)				(1,780)			1,010
Total comprehensive (loss) income for the year		4,432			4,056				(1,780)			5,836	344	32
Transactions with owners
Dividends (note 36)		(2,914)			(2,900)							(2,900)		(14)
Distributions on other equity instruments		(344)											(344)
Issue of other equity instruments (note 35)		1,549			(1)							(1)	1,550
Repurchases and redemptions of other equity instruments (note 35)		(3,226)			(9)							(9)	(3,217)
Capital contributions received		164			164							164
Return of capital contributions		(4)			(4)							(4)
Changes in non-controlling interests		(3)			(1)							(1)		(2)
Total transactions with owners		(4,778)			(2,751)							(2,751)	(2,011)	(16)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0							1			(1)
At 31 December at Dec. 31, 2021		40,772			36,410			2,174	5,400			28,836	4,268	94
Comprehensive income
Profit for the year		4,794			4,528							4,528	241	25
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(2,152)			(2,152)							(2,152)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities/ Equity shares			£ (31)	£ (1)		£ (31)	£ (1)			£ (31)	£ (1)
Gains and losses attributable to own credit risk, net of tax		364			364							364
Movements in cash flow hedging reserve, net of tax		(4,717)			(4,717)				(4,717)
Movements in foreign currency translation reserve, net of tax		91			91				91
Total other comprehensive (loss) income		(6,446)			(6,446)				(4,658)			(1,788)
Total comprehensive (loss) income for the year	[1]	(1,652)			(1,918)				(4,658)			2,740	241	25
Transactions with owners
Dividends (note 36)		(37)										0		(37)
Distributions on other equity instruments		(241)											(241)
Issue of other equity instruments (note 35)												0
Repurchases and redemptions of other equity instruments (note 35)												0
Capital contributions received		221			221							221
Return of capital contributions		(4)			(4)							(4)
Changes in non-controlling interests												0
Total transactions with owners		(61)			217							217	(241)	(37)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0							(1)			1
At 31 December at Dec. 31, 2022		£ 39,059			£ 34,709			£ 2,174	£ 743			£ 31,792	£ 4,268	£ 82

[1]	Total comprehensive income attributable to owners of the parent was a deficit of £1,677 million (2021: surplus of £4,400 million; 2020: surplus of £1,413 million).